Note 4: Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class [Text Block]

(Dollars in millions, except per share amounts; shares in millions)	2012	2011	2010
Net income attributable to common shareowners:
Net income from continuing operations	$4,847	$4,831	$4,195
Net income from discontinued operations	283	148	178
Net income attributable to common shareowners	$5,130	$4,979	$4,373

Basic weighted average number of shares outstanding	895.2	892.3	907.9
Stock awards	11.4	14.5	14.8
Diluted weighted average number of shares outstanding	906.6	906.8	922.7

Earnings Per Share of Common Stock - Basic:
Net income from continuing operations	$5.41	$5.41	$4.62
Net income from discontinued operations	0.32	0.17	0.20
Net income attributable to common shareowners	5.73	5.58	4.82

Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations	$5.35	$5.33	$4.55
Net income from discontinued operations	0.31	0.16	0.19
Net income attributable to common shareowners	5.66	5.49	4.74

Schedule of Earnings Per Share, Diluted, by Common Class [Text Block]

(Dollars in millions, except per share amounts; shares in millions)	2012	2011	2010
Net income attributable to common shareowners:
Net income from continuing operations	$4,847	$4,831	$4,195
Net income from discontinued operations	283	148	178
Net income attributable to common shareowners	$5,130	$4,979	$4,373

Basic weighted average number of shares outstanding	895.2	892.3	907.9
Stock awards	11.4	14.5	14.8
Diluted weighted average number of shares outstanding	906.6	906.8	922.7

Earnings Per Share of Common Stock - Basic:
Net income from continuing operations	$5.41	$5.41	$4.62
Net income from discontinued operations	0.32	0.17	0.20
Net income attributable to common shareowners	5.73	5.58	4.82

Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations	$5.35	$5.33	$4.55
Net income from discontinued operations	0.31	0.16	0.19
Net income attributable to common shareowners	5.66	5.49	4.74